Income Taxes (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Taxes (Details) [Line Items]
Deferred tax assets					$ 4,644,561	$ 4,839,145
Research and development costs	$ 1,855,937	$ 1,516,343	$ 6,686,031	$ 10,115,381	12,719,093	22,057,911	$ 11,226,737
Deferred income tax liability					2,334,066	$ 2,334,066
Federal Level [Member]
Income Taxes (Details) [Line Items]
Research and development costs					19,196,143
Provincial Level [Member]
Income Taxes (Details) [Line Items]
Research and development costs					$ 21,579,272